INVESTMENTS IN EQUITY INVESTEES	12 Months Ended
Dec. 31, 2016
INVESTMENTS IN EQUITY INVESTEES

7. INVESTMENTS IN EQUITY INVESTEES

The Group’s investments in equity investees comprise the following:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	—	—	—
System Link Corporation Limited (“System Link”)<1>	215,631,351	113,836,704	16,395,895
Shanghai Jiucheng Advertisement Co., Ltd. (“Jiucheng Advertisement”) <2>	12,751,438	13,142,455	1,892,907
Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,440,300
T3 Entertainment Co., Ltd. (previously known as ” G10 Entertainment Corporation Ltd.”) (“T3”)	24,892,921	24,892,921	3,585,326

CrowdStar Inc. (“Crowdstar”)	1,627,099	—	—
Tandem Fund II, L.P. (“Tandem Fund”)	2,636,885	1,165,421	167,856

Total	267,539,694	163,037,501	23,482,284

<1> System Link

In August 2014, the Group formed a joint venture, System Link, with Qihoo 360 Technology Co., Ltd., “Qihoo 360”. Pursuant to the joint venture agreement, Qihoo 360 and the Group will each own 50% equity interest in the joint venture and share profits based on the equity interest each party holds in the joint venture. In August 2014, Red 5 Singapore entered into a license agreement with System Link for publishing and operating Firefall under a five-year term in mainland China. Under this license agreement, System Link is expected to pay Red 5 Singapore no less than US$160 million (inclusive of license fee and royalties) during the term of the agreement. The Group accounts for its investment in System Link as an equity method investment.

In August 2015, System Link has entered into a joint venture agreement with Smilegate Entertainment, Inc. (“Smilegate”) on establishment of a joint venture company, Oriental Shiny Star Limited (“Oriental Shiny”), for the operation of Cross Fire 2. In the event of a successful commercial launch of Cross Fire 2, Smilegate will receive 30% shareholdings in Oriental Shiny Star Limited.

In November 2015, Oriental Shiny entered into a license agreement with Smilegate for publishing and operating Cross Fire 2 on an exclusive basis for a five-year term in the PRC. In consideration for the exclusive license, Oriental Shiny has made an upfront payment of US$50 million and will make additional payments totaling US$450 million based on certain development and operation milestones of Cross Fire 2. The payment of license fee is guaranteed by the Group and Qihoo 360 proportional to the equity interest in System Link.

The total capital contribution from the Group was US$35 million as of both December 31, 2015 and December 31, 2016. The Group recorded a loss of RMB11.0 million and RMB111.1 million (US$16.0 million) in share of loss in equity method for the year ended December 31, 2015 and December 31, 2016.

The Group has filed System Link Corporation Limited’s consolidated financial statement as indicated in our annual report on Form 20-F for the year ended December 31, 2015 and 2016, as the 20% significant subsidiary test was met for the current year in accordance with Rule 3-09 of SEC Regulation S-X.

<2> Jiucheng Advertisement

In June 2015, the Group granted 33.3% equity interest of Jiucheng Advertisement to two of its employees for nil consideration. The Group recorded shared based compensation of RMB2.7 million as a result of this transaction as the equity interest was considered a shared-based award for their service. In October, 2015, the Group entered into an agreement with Fei Fan Information Technology Co., Ltd. (“Fei Fan”), whereby Jiucheng Advertisement acquired 100% equity interest in Fei Fan in exchange of 30% equity interest in Jiucheng Advertisement. Upon the completion of the exchange, the Group’s equity interest in Jiucheng Advertisement was diluted to 46.7%. The Group accounted for the exchange as a disposal of subsidiary with a gain of RMB3.3 million (US$0.5 million) recognized upon disposal and an acquisition of an equity method investment in Jiucheng Advertisement at fair value. In November 2015, the Group’s equity interest in Jiucheng Advertisement was further diluted to 42.0% as a result of capital injection by other shareholders. In August 2016, Jiucheng Advertisement raised capital from the Group and a third party, the Group’s equity interest in Jiucheng Advertisement became 43.7%. In October 2016, the Group’s equity interest in Jiucheng Advertisement further increased to 44.5% after the execution of certain terms under the investment agreements among certain investors of Jiucheng Advertisement.

<3> Other investments in equity investees

In October 2014, the Group disposed to a third party, 100% equity interest of Beijing Linkage Technology Co., Ltd. (an equity method investee) for a cash consideration of RMB14 million and further recovered loan receivables of RMB9.8 million to the same equity method investee. The Company had previously fully impaired the investment in 2013 as well as provided a full allowance for the loan receivables due to the tight liquidity position combined with less than satisfactory performance of the investee. The Group recorded a gain of RMB23.8 million as a result of this disposal.

In 2014, the Group disposed 75% of its interest in Tandem Fund for cash consideration of RMB11.0 million, a gain of RMB3.1 million was recognized upon disposal. In December 2016, the Group recorded impairment of Tandem Fund of RMB2.8 million (US$0.4 million) based on the fair market value of Tandem Fund.

The Group recorded impairment charges relating to its investment in equity investees of nil, nil and RMB2.8million for the years ended December 31, 2014, 2015 and 2016, respectively.